UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF INVESTMENT TRUST

LEGG MASON US DIVERSIFIED CORE ETF

FORM N-Q

JULY 31, 2018

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited)	July 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.1%
CONSUMER DISCRETIONARY - 14.5%
Auto Components - 0.9%
Adient PLC	24	$1,143
American Axle & Manufacturing Holdings Inc.	37	619	*
Aptiv PLC	70	6,865
Autoliv Inc.	21	2,152
BorgWarner Inc.	54	2,485
Cooper Tire & Rubber Co.	13	371
Cooper-Standard Holdings Inc.	5	674
Dana Inc.	40	854
Delphi Technologies Inc.	26	1,174	*
Dorman Products Inc.	8	598	*
Fox Factory Holding Corp.	17	845	*
Gentex Corp.	72	1,670
Gentherm Inc.	25	1,133	*
Goodyear Tire & Rubber Co.	58	1,404
LCI Industries	6	552
Lear Corp.	18	3,242
Modine Manufacturing Co.	34	593	*
Standard Motor Products Inc.	8	390
Tenneco Inc.	14	645
Veoneer Inc.	21	1,098	*
Visteon Corp.	10	1,171	*

Total Auto Components		29,678

Automobiles - 0.8%
Ford Motor Co.	728	7,309
General Motors Co.	249	9,440
Harley-Davidson Inc.	28	1,201
Tesla Inc.	27	8,050	*
Thor Industries Inc.	10	948
Winnebago Industries Inc.	13	519

Total Automobiles		27,467

Diversified Consumer Services - 1.8%
Adtalem Global Education Inc.	74	4,037
American Public Education Inc.	19	838	*
Bright Horizons Family Solutions Inc.	63	6,740	*
Capella Education Co.	15	1,560
Career Education Corp.	73	1,343	*
Carriage Services Inc.	21	525
Chegg Inc.	106	2,936	*

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Diversified Consumer Services - (continued)
Graham Holdings Co., Class B Shares	6	$3,354
Grand Canyon Education Inc.	55	6,409	*
H&R Block Inc.	253	6,365
Houghton Mifflin Harcourt Co.	164	1,041	*
K12 Inc.	38	622	*
Laureate Education Inc., Class A Shares	54	800	*
Regis Corp.	42	733	*
Service Corporation International	213	8,382
ServiceMaster Global Holdings Inc.	151	8,606	*
Sotheby’s	49	2,602
Strayer Education Inc.	12	1,414
Weight Watchers International Inc.	47	4,208	*

Total Diversified Consumer Services		62,515

Hotels, Restaurants & Leisure - 1.6%
Aramark	15	603
Caesars Entertainment Corp.	102	1,153
Carnival Corp.	43	2,547
Chipotle Mexican Grill Inc.	2	867
Cracker Barrel Old Country Store Inc.	4	586
Darden Restaurants Inc.	17	1,818
Dave & Buster’s Entertainment Inc.	9	442
Domino’s Pizza Inc.	3	788
Dunkin’ Brands Group Inc.	10	696
Extended Stay America Inc.	32	681
Hilton Worldwide Holdings Inc.	37	2,910
Jack in the Box Inc.	4	337
Las Vegas Sands Corp.	38	2,732
Marriott International Inc., Class A Shares	31	3,963
Marriott Vacations Worldwide Corp.	5	596
McDonald’s Corp.	79	12,446
MGM Resorts International	48	1,506
Norwegian Cruise Line Holdings Ltd.	32	1,601
Royal Caribbean Cruises Ltd.	17	1,917
Six Flags Entertainment Corp.	14	909
Starbucks Corp.	149	7,806
Texas Roadhouse Inc.	7	440
Vail Resorts Inc.	3	831
Wendy’s Co.	39	651
Wyndham Hotels & Resorts Inc.	7	406
Wynn Resorts Ltd.	10	1,668
Yum! Brands Inc.	33	2,617

Total Hotels, Restaurants & Leisure		53,517

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Household Durables - 0.9%
Cavco Industries Inc.	4	$850	*
DR Horton Inc.	81	3,540
Garmin Ltd.	37	2,311
Helen of Troy Ltd.	7	802
Installed Building Products, Inc.	11	601	*
iRobot Corp.	10	792	*
KB Home	25	594
La-Z-Boy Inc.	16	488
Leggett & Platt Inc.	22	958
Lennar Corp., Class A Shares	62	3,241
LGI Homes Inc.	7	362	*
M/I Homes Inc.	15	388	*
MDC Holdings Inc.	14	407
Meritage Homes Corp.	11	475	*
Mohawk Industries Inc.	14	2,637	*
Newell Brands Inc.	119	3,117
NVR Inc.	1	2,759	*
PulteGroup Inc.	54	1,538
Taylor Morrison Home Corp., Class A Shares	25	488	*
Tempur Sealy International Inc.	13	635	*
Toll Brothers Inc.	21	740
TopBuild Corp.	13	966	*
Tupperware Brands Corp.	12	440
Whirlpool Corp.	15	1,966

Total Household Durables		31,095

Internet & Direct Marketing Retail - 2.1%
Amazon.com Inc.	29	51,546	*
Booking Holdings Inc.	3	6,086	*
Expedia Group Inc.	12	1,606
Groupon Inc.	97	454	*
Netflix Inc.	30	10,123	*
Qurate Retail Inc.	58	1,235	*
TripAdvisor Inc.	16	928	*

Total Internet & Direct Marketing Retail		71,978

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Media - 0.8%
CBS Corp., Class B Shares, Non Voting Shares	16	$843
Charter Communications Inc., Class A Shares	8	2,437	*
Comcast Corp., Class A Shares	214	7,657
Discovery Inc., Class A Shares	18	478	*
Discovery Inc., Class C Shares	28	687	*
DISH Network Corp., Class A Shares	10	316	*
GCI Liberty Inc., Class A Shares	10	481	*
Liberty Broadband Corp., Class C Shares	6	477	*
Liberty Global PLC, Class A Shares	25	679	*
Liberty Global PLC, Class C Shares	15	423	*
Liberty Media Corp.-Liberty SiriusXM, Class C Shares	14	661	*
Omnicom Group Inc.	9	619
Sirius XM Holdings Inc.	144	1,011
Twenty-First Century Fox Inc., Class A Shares	41	1,845
Twenty-First Century Fox Inc., Class B Shares	13	577
Viacom Inc., Class B Shares	15	436
Walt Disney Co.	71	8,063

Total Media		27,690

Multiline Retail - 1.9%
Big Lots Inc.	26	1,129
Dillard’s Inc., Class A Shares	14	1,124
Dollar General Corp.	136	13,348
Dollar Tree Inc.	121	11,045	*
JC Penney Co. Inc.	327	801	*
Kohl’s Corp.	86	6,353
Macy’s Inc.	157	6,238
Nordstrom Inc.	63	3,302
Ollie’s Bargain Outlet Holdings Inc.	29	2,016	*
Target Corp.	258	20,815

Total Multiline Retail		66,171

Specialty Retail - 1.8%
Advance Auto Parts Inc.	8	1,130
AutoNation Inc.	10	485	*
AutoZone Inc.	3	2,117	*
Best Buy Co. Inc.	26	1,951
Burlington Stores Inc.	9	1,375	*
CarMax Inc.	19	1,419	*
Five Below Inc.	10	972	*
Foot Locker Inc.	13	634
Gap Inc.	30	905
Home Depot Inc.	110	21,727

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Specialty Retail - (continued)
L Brands Inc.	28	$887
Lithia Motors Inc., Class A Shares	6	534
Lowe’s Cos. Inc.	80	7,947
Monro Inc.	7	472
Murphy USA Inc.	5	396	*
O’Reilly Automotive Inc.	8	2,448	*
RH	3	407	*
Ross Stores Inc.	41	3,585
Tiffany & Co.	12	1,651
TJX Cos. Inc.	62	6,030
Tractor Supply Co.	15	1,171
Ulta Beauty Inc.	6	1,466	*
Urban Outfitters Inc.	12	533	*
Williams-Sonoma Inc.	8	468

Total Specialty Retail		60,710

Textiles, Apparel & Luxury Goods - 1.9%
Carter’s Inc.	14	1,468
Columbia Sportswear Co.	11	957
Crocs Inc.	20	362	*
Deckers Outdoor Corp.	10	1,128	*
Fossil Group Inc.	24	629	*
G-III Apparel Group Ltd.	27	1,234	*
Hanesbrands Inc.	102	2,270
Lululemon Athletica Inc.	29	3,478	*
Michael Kors Holdings Ltd.	43	2,869	*
Movado Group Inc.	7	349
NIKE Inc., Class B Shares	349	26,842
PVH Corp.	20	3,070
Ralph Lauren Corp.	16	2,160
Skechers U.S.A. Inc. Class A Shares	44	1,220	*
Steven Madden Ltd.	19	1,027
Tapestry Inc.	76	3,581
Under Armour Inc., Class A Shares	61	1,218	*
Under Armour Inc., Class C Shares	59	1,106	*
VF Corp.	89	8,194
Wolverine World Wide Inc.	32	1,132

Total Textiles, Apparel & Luxury Goods		64,294

TOTAL CONSUMER DISCRETIONARY		495,115

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
CONSUMER STAPLES - 10.1%
Beverages - 1.7%
Brown-Forman Corp., Class B Shares	33	$1,756
Coca-Cola Co.	547	25,507
Constellation Brands Inc., Class A Shares	24	5,045
Keurig Dr Pepper Inc.	20	480
Molson Coors Brewing Co., Class B Shares	21	1,407
Monster Beverage Corp.	52	3,121	*
PepsiCo Inc.	191	21,965

Total Beverages		59,281

Food & Staples Retailing - 1.9%
Casey’s General Stores Inc.	7	766
Costco Wholesale Corp.	74	16,185
Kroger Co.	155	4,495
Performance Food Group Co.	26	932	*
PriceSmart, Inc.	4	327
Sprouts Farmers Market Inc.	28	602	*
Sysco Corp.	89	5,982
United Natural Foods Inc.	9	290	*
US Foods Holding Corp.	35	1,183	*
Walgreens Boots Alliance Inc.	144	9,737
Walmart Inc.	250	22,307

Total Food & Staples Retailing		62,806

Food Products - 1.9%
Archer-Daniels-Midland Co.	105	5,067
B&G Foods Inc.	13	408
Bunge Ltd.	21	1,452
Calavo Growers Inc.	6	555
Campbell Soup Co.	25	1,023
Conagra Brands Inc.	84	3,084
Darling Ingredients Inc.	38	763	*
Flowers Foods Inc.	42	857
Fresh Del Monte Produce Inc.	8	290
General Mills Inc.	96	4,422
Hain Celestial Group, Inc.	23	654	*
Hershey Co.	30	2,946
Hormel Foods Corp.	67	2,410
Hostess Brands, Inc.	45	630	*
Ingredion, Inc.	9	912
J & J Snack Foods Corp.	3	435
JM Smucker Co.	21	2,334

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Food Products - (continued)
John B Sanfilippo & Son Inc.	6	$461
Kellogg Co.	51	3,623
Kraft Heinz Co.	115	6,929
Lamb Weston Holdings Inc.	32	2,249
Lancaster Colony Corp.	4	580
McCormick & Co. Inc., Non Voting Shares	20	2,351
Mondelez International Inc., Class A Shares	272	11,799
Pinnacle Foods Inc.	29	1,926
Post Holdings Inc.	13	1,125	*
Sanderson Farms Inc.	4	403
TreeHouse Foods Inc.	12	570	*
Tyson Foods Inc., Class A Shares	49	2,825

Total Food Products		63,083

Household Products - 1.8%
Church & Dwight Co. Inc.	34	1,901
Clorox Co.	21	2,839
Colgate-Palmolive Co.	151	10,119
Energizer Holdings, Inc.	15	955
Kimberly-Clark Corp.	68	7,742
Procter & Gamble Co.	471	38,094
Spectrum Brands Holdings Inc.	6	524
WD-40 Co.	3	480

Total Household Products		62,654

Personal Products - 0.9%
Avon Products Inc.	326	518	*
Coty Inc., Class A Shares	273	3,661
Edgewell Personal Care Co.	35	1,885	*
elf Beauty, Inc.	32	462	*
Estee Lauder Cos. Inc., Class A Shares	122	16,463
Herbalife Nutrition Ltd.	72	3,718	*
Inter Parfums Inc.	21	1,264
Medifast Inc.	6	1,030
Nu Skin Enterprises Inc. , Class A Shares	21	1,530
USANA Health Sciences Inc.	5	661	*

Total Personal Products		31,192

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Tobacco - 1.9%
Altria Group Inc.	489	$28,695
Philip Morris International Inc.	401	34,606
Universal Corp.	8	553
Vector Group Ltd.	36	664

Total Tobacco		64,518

TOTAL CONSUMER STAPLES		343,534

ENERGY - 8.2%
Energy Equipment & Services - 4.0%
Apergy Corp.	51	2,091	*
Archrock Inc.	51	696
Baker Hughes a GE Co.	236	8,161
C&J Energy Services Inc.	25	582
Cactus Inc., Class A Shares	29	949	*
Core Laboratories N.V.	26	2,915
Diamond Offshore Drilling Inc.	52	998	*
Dril-Quip Inc.	13	670	*
Ensco PLC, Class A Shares	300	2,229
Exterran Corp.	20	554
Forum Energy Technologies Inc.	82	1,078	*
Halliburton Co.	485	20,574
Helix Energy Solutions Group Inc.	83	831	*
Helmerich & Payne Inc.	63	3,865
McDermott International Inc.	108	1,945	*
Nabors Industries Ltd.	121	724
National Oilwell Varco Inc.	212	10,307
Newpark Resources Inc.	64	707	*
Noble Corp. PLC	164	958
Oceaneering International Inc.	42	1,149
Oil States International Inc.	48	1,675	*
Patterson-UTI Energy Inc.	140	2,408
ProPetro Holding Corp.	71	1,167	*
Rowan Cos. PLC, Class A Shares	48	695	*
Schlumberger Ltd.	766	51,720
SEACOR Holdings Inc.	18	950	*
Select Energy Services Inc., Class A Shares	66	1,009	*
Superior Energy Services Inc.	72	709
TechnipFMC PLC	245	7,975
Transocean Ltd.	271	3,488	*
Unit Corp.	30	747	*
US Silica Holdings Inc.	28	755
Weatherford International PLC	639	2,166

Total Energy Equipment & Services		137,447

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 4.2%
Anadarko Petroleum Corp.	55	$4,023
Andeavor	15	2,251
Apache Corp.	49	2,254
Cabot Oil & Gas Corp.	58	1,363
Cheniere Energy Inc.	24	1,524	*
Chesapeake Energy Corp.	199	939	*
Chevron Corp.	181	22,855
Cimarex Energy Co.	5	493
Concho Resources Inc.	24	3,500	*
ConocoPhillips	116	8,372
Continental Resources Inc.	15	958	*
Delek US Holdings Inc.	20	1,066
Devon Energy Corp.	56	2,521
Diamondback Energy Inc.	12	1,583
Energen Corp.	15	1,113
EOG Resources Inc.	57	7,350
EQT Corp.	30	1,490
Exxon Mobil Corp.	402	32,767
Hess Corp.	21	1,378
HollyFrontier Corp.	18	1,342
Kinder Morgan Inc.	201	3,574
Marathon Oil Corp.	95	2,006
Marathon Petroleum Corp.	48	3,880
Murphy Oil Corp.	30	998
Newfield Exploration Co.	21	603	*
Noble Energy Inc.	55	1,985
Occidental Petroleum Corp.	75	6,295
ONEOK Inc.	41	2,888
Parsley Energy Inc., Class A Shares	19	597	*
PBF Energy Inc., Class A Shares	23	1,074
Phillips 66	43	5,304
Pioneer Natural Resources Co.	17	3,218
Range Resources Corp.	29	448
Targa Resources Corp.	31	1,583
Valero Energy Corp.	43	5,089
Whiting Petroleum Corp.	19	943	*
Williams Cos. Inc.	87	2,588
WPX Energy Inc.	58	1,089	*

Total Oil, Gas & Consumable Fuels		143,304

TOTAL ENERGY		280,751

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
FINANCIALS - 9.8%
Banks - 1.2%
1st Source Corp.	12	$679
Bank of America Corp.	225	6,948
Bank of Hawaii Corp.	8	644
BB&T Corp.	16	813
Citigroup Inc.	55	3,954
City Holding Co.	21	1,690
Comerica Inc.	9	872
East-West Bancorp Inc.	11	712
Fifth Third Bancorp	19	562
First Commonwealth Financial Corp.	79	1,333
First Republic Bank	5	494
FNB Corp.	50	642
Huntington Bancshares Inc.	61	942
JPMorgan Chase & Co.	74	8,506
KeyCorp	26	543
PNC Financial Services Group Inc.	14	2,028
Regions Financial Corp.	39	726
Sandy Spring Bancorp Inc.	35	1,369
SunTrust Banks Inc.	11	793
U.S. Bancorp	36	1,908
Wells Fargo & Co.	97	5,557
Zions Bancorp	15	775

Total Banks		42,490

Capital Markets - 1.3%
Affiliated Managers Group Inc.	4	640
Ameriprise Financial Inc.	5	728
Bank of New York Mellon Corp.	52	2,780
BlackRock Inc.	6	3,017
Cboe Global Markets Inc.	8	777
Charles Schwab Corp.	61	3,115
CME Group Inc.	16	2,546
E*TRADE Financial Corp.	13	778	*
Eaton Vance Corp.	9	478
FactSet Research Systems Inc.	4	805
Franklin Resources Inc.	25	858
Goldman Sachs Group Inc.	17	4,036
Intercontinental Exchange Inc.	34	2,513
Invesco Ltd.	34	918
Janus Henderson Group PLC	21	684

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Capital Markets - (continued)
MarketAxess Holdings Inc.	3	$581
Moody’s Corp.	11	1,882
Morgan Stanley	67	3,387
Morningstar Inc.	5	660
MSCI Inc.	8	1,330
Nasdaq Inc.	10	914
Northern Trust Corp.	16	1,748
Raymond James Financial Inc.	6	550
S&P Global Inc.	16	3,207
SEI Investments Co.	12	719
State Street Corp.	21	1,854
T Rowe Price Group Inc.	15	1,786
TD Ameritrade Holding Corp.	13	743

Total Capital Markets		44,034

Consumer Finance - 1.2%
Ally Financial Inc.	106	2,837
American Express Co.	141	14,032
Capital One Financial Corp.	93	8,772
Credit Acceptance Corp.	2	767	*
Discover Financial Services	70	4,999
Encore Capital Group Inc.	15	542	*
FirstCash Inc.	12	974
Green Dot Corp., Class A Shares	16	1,269	*
LendingClub Corp.	96	396	*
Navient Corp.	96	1,268
OneMain Holdings Inc.	17	565	*
PRA Group Inc.	16	627	*
SLM Corp.	132	1,490	*
Synchrony Financial	146	4,225

Total Consumer Finance		42,763

Diversified Financial Services - 1.3%
Berkshire Hathaway Inc., Class B Shares	197	38,980	*
Cannae Holdings Inc.	47	858	*
Jefferies Financial Group Inc.	35	849
Texas Pacific Land Trust	1	740
Voya Financial Inc.	34	1,718

Total Diversified Financial Services		43,145

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Insurance - 1.2%
Aflac Inc.	46	$2,141
Allstate Corp.	23	2,188
American Financial Group Inc.	4	451
American International Group Inc.	44	2,429
AON PLC	15	2,153
Arch Capital Group Ltd.	21	642	*
Arthur J Gallagher & Co.	7	499
Assurant Inc.	4	441
Assured Guaranty Ltd.	11	428
Axis Capital Holdings Ltd.	9	509
Brown & Brown Inc.	16	468
CHUBB Ltd.	32	4,471
Cincinnati Financial Corp.	5	378
CNO Financial Group Inc.	22	448
Everest Re Group Ltd.	3	655
First American Financial Corp.	8	448
FNF Group	23	932
Hartford Financial Services Group Inc.	24	1,265
Lincoln National Corp.	19	1,294
Loews Corp.	7	356
Markel Corp.	1	1,170	*
Marsh & McLennan Cos. Inc.	28	2,334
MetLife Inc.	65	2,973
Principal Financial Group Inc.	23	1,336
Progressive Corp.	37	2,220
Prudential Financial Inc.	26	2,624
Reinsurance Group of America Inc.	4	566
Renaissancere Holdings Ltd.	4	527
Torchmark Corp.	5	440
Travelers Cos Inc.	17	2,212
Unum Group	16	636
W.R. Berkley Corp.	5	379
Willis Towers Watson PLC	5	797
XL GROUP Ltd.	15	844

Total Insurance		41,654

Mortgage Real Estate Investment Trusts (REITs) - 2.3%
AG Mortgage Investment Trust Inc.	46	898
AGNC Investment Corp.	458	8,917
Annaly Capital Management Inc.	1,299	13,925
Anworth Mortgage Asset Corp.	108	544
Apollo Commercial Real Estate Finance Inc.	162	3,093
Arbor Realty Trust Inc.	96	1,092

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Mortgage Real Estate Investment Trusts (REITs) - (continued)
ARMOUR Residential REIT Inc.	54	$1,284
Blackstone Mortgage Trust Inc., Class A Shares	107	3,546
Capstead Mortgage Corp.	111	929
Chimera Investment Corp.	184	3,514
Colony Credit Real Estate Inc.	133	2,828
CYS Investments Inc.	230	1,681	*
Dynex Capital Inc.	105	698
Exantas Capital Corp.	91	955
Granite Point Mortgage Trust Inc.	34	646
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	71	1,391
Invesco Mortgage Capital Inc.	122	2,024
Ladder Capital Corp.	93	1,487
MFA Financial Inc.	483	3,888
MTGE Investment Corp.	56	1,123
New Residential Investment Corp.	360	6,440
New York Mortgage Trust Inc.	233	1,447
PennyMac Mortgage Investment Trust	78	1,505
Redwood Trust Inc.	94	1,580
Starwood Property Trust Inc.	308	7,035
Sutherland Asset Management Corp.	28	468
TPG RE Finance Trust Inc.	33	680
Two Harbors Investment Corp.	223	3,456

Total Mortgage Real Estate Investment Trusts (REITs)		77,074

Thrifts & Mortgage Finance - 1.3%
Beneficial Bancorp Inc.	65	1,056
BofI Holding Inc.	43	1,678
Capitol Federal Financial Inc.	136	1,777
Dime Community Bancshares Inc.	23	396
Essent Group Ltd.	77	2,957	*
Federal Agricultural Mortgage Corp. (FAMC), Class C Shares	10	943
First Defiance Financial Corp.	30	965
Flagstar Bancorp, Inc.	31	1,055	*
HomeStreet Inc.	35	1,036	*
Kearny Financial Corp.	74	1,062
LendingTree Inc.	9	2,149	*
Meridian Bancorp Inc.	49	897
Meta Financial Group Inc.	8	716
MGIC Investment Corp.	283	3,532	*
Nationstar Mortgage Holdings Inc.	28	487	*(a)
New York Community Bancorp Inc.	456	4,911

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Thrifts & Mortgage Finance - (continued)
NMI Holdings Inc., Class A Shares	48	$1,003	*
Northfield Bancorp Inc.	47	783
Northwest Bancshares Inc.	105	1,892
OceanFirst Financial Corp.	57	1,663
Ocwen Financial Corp	175	696	*
Oritani Financial Corp.	27	432
PHH Corp.	47	511	*
Provident Financial Services Inc.	67	1,711
Radian Group Inc.	167	3,198
TFS Financial Corp.	48	730
United Financial Bancorp Inc.	78	1,366
Walker & Dunlop Inc.	19	1,126
Washington Federal Inc.	67	2,248
Waterstone Financial Inc.	24	408
WSFS Financial Corp.	37	2,098

Total Thrifts & Mortgage Finance		45,482

TOTAL FINANCIALS		336,642

HEALTH CARE - 12.2%
Biotechnology - 2.0%
AbbVie Inc.	141	13,004
Agios Pharmaceuticals Inc.	13	1,123	*
Alexion Pharmaceuticals Inc.	18	2,393	*
Alkermes PLC	9	395	*
Alnylam Pharmaceuticals Inc.	8	760	*
Amgen Inc.	58	11,400
Biogen Inc.	17	5,684	*
BioMarin Pharmaceutical Inc.	12	1,207	*
Bluebird Bio Inc.	4	620	*
Celgene Corp.	61	5,495	*
Dyax Corp., Contingent Value Rights	15	0	(a)(b)(c)
Exact Sciences Corp.	18	1,052
Exelixis Inc.	38	787	*
FibroGen Inc.	21	1,325	*
Gilead Sciences Inc.	126	9,807
Incyte Corp.	14	932	*
Ionis Pharmaceuticals Inc.	10	437	*
Ligand Pharmaceuticals	3	655	*
Loxo Oncology Inc.	6	1,005	*
Neurocrine Biosciences Inc.	9	904	*
Portola Pharmaceuticals Inc.	11	394	*

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Biotechnology - (continued)
Regeneron Pharmaceuticals Inc.	6	$2,208
Sage Therapeutics Inc.	5	722	*
Sarepta Therapeutics Inc.	5	581	*
Seattle Genetics Inc.	11	774	*
Ultragenyx Pharmaceutical Inc.	7	554	*
United Therapeutics Corp.	5	615	*
Vertex Pharmaceuticals Inc.	20	3,501	*

Total Biotechnology		68,334

Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	149	9,765
ABIOMED Inc.	4	1,418	*
Align Technology Inc.	6	2,140	*
Avanos Medical Inc.	11	607	*
Baxter International Inc.	49	3,550
Becton, Dickinson & Co.	21	5,258
Boston Scientific Corp.	106	3,563	*
Cantel Medical Corp.	5	463
Cooper Cos. Inc.	4	1,042
Danaher Corp.	58	5,949
Dentsply Sirona Inc.	24	1,155
Dexcom Inc.	7	666	*
Edwards Lifesciences Corp.	15	2,137	*
Globus Medical Inc., Class A Shares	15	772	*
Hill-Rom Holdings, Inc.	6	565
Hologic Inc.	26	1,116	*
IDEXX Laboratories Inc.	8	1,959	*
Insulet Corp.	13	1,081	*
Integra LifeSciences Holdings Corp.	8	499	*
Intuitive Surgical Inc.	9	4,574	*
LivaNova PLC	9	991	*
Masimo Corp.	7	696
Medtronic PLC	113	10,196
Neogen Corp.	13	1,071	*
NxStage Medical Inc.	14	393	*
Penumbra Inc.	5	711	*
ResMed Inc.	15	1,587
STERIS PLC	8	916
Stryker Corp.	31	5,061
Teleflex Inc.	4	1,091
Varian Medical Systems Inc.	8	923	*
West Pharmaceutical Services Inc.	6	658
Zimmer Biomet Holdings Inc.	19	2,385

Total Health Care Equipment & Supplies		74,958

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Health Care Providers & Services - 1.7%
Aetna Inc.	26	$4,898
AmerisourceBergen Corp.	10	818
Anthem Inc.	19	4,807
Cardinal Health Inc.	17	849
Centene Corp.	15	1,955	*
Cigna Corp.	19	3,409
CVS Health Corp.	76	4,929
DaVita Inc.	8	562	*
Encompass Health Corp.	8	605
Envision Healthcare Corp.	10	443	*
Express Scripts Holding Co.	46	3,655	*
HCA Healthcare Inc.	24	2,982
Henry Schein Inc.	8	635	*
Humana Inc.	11	3,456
Laboratory Corp. of America Holdings	5	877	*
McKesson Corp.	16	2,010
Mednax Inc.	12	514	*
Molina Healthcare Inc.	10	1,041	*
Quest Diagnostics Inc.	7	754
UnitedHealth Group Inc.	70	17,725
Universal Health Services Inc., Class B Shares	4	488
WellCare Health Plans Inc.	4	1,070	*

Total Health Care Providers & Services		58,482

Health Care Technology - 2.0%
Allscripts Healthcare Solutions Inc.	237	2,901	*
athenahealth Inc.	48	7,234	*
Castlight Health Inc. , Class B Shares	184	607	*
Cerner Corp.	354	21,976	*
Computer Programs & Systems Inc.	22	686
Cotiviti Holdings Inc.	57	2,545	*
Evolent Health Inc., Class A Shares	89	1,798	*
HealthStream Inc.	27	758
HMS Holdings	109	2,608	*
Inovalon Holdings Inc., Class A Shares	74	788	*
Medidata Solutions Inc.	69	5,127	*
Omnicell Inc.	47	2,797	*

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Health Care Technology - (continued)
Quality Systems Inc.	66	$1,329	*
Tabula Rasa HealthCare Inc.	25	1,456	*
Teladoc Inc.	76	4,549	*
Veeva Systems Inc., Class A Shares	132	9,983
Vocera Communications Inc.	31	936	*

Total Health Care Technology		68,078

Life Sciences Tools & Services - 2.4%
Accelerate Diagnostics Inc.	18	395	*
Agilent Technologies Inc.	105	6,934
Bio-Rad Laboratories Inc., Class A Shares	7	2,147	*
Bio-Techne Corp.	13	2,088
Bruker Corp.	42	1,361
Cambrex Corp.	11	687	*
Charles River Laboratories International Inc.	19	2,362
Illumina Inc.	45	14,596	*
IQVIA Holdings Inc.	47	5,731	*
Mettler-Toledo International Inc.	8	4,740	*
NeoGenomics Inc.	47	658	*
PerkinElmer Inc.	37	2,930
PRA Health Sciences Inc.	14	1,472	*
Syneos Health Inc.	15	739	*
Thermo Fisher Scientific Inc.	120	28,144
Waters Corp.	26	5,129	*

Total Life Sciences Tools & Services		80,113

Pharmaceuticals - 1.9%
Allergan PLC	18	3,314
Bristol-Myers Squibb Co.	101	5,934
Catalent Inc.	24	1,001	*
Eli Lilly & Co.	53	5,237
Jazz Pharmaceuticals PLC	5	865
Johnson & Johnson	149	19,745
Merck & Co. Inc.	164	10,803
Mylan NV	31	1,156	*
Nektar Therapeutics	12	631	*
Perrigo Co. PLC	11	886
Pfizer Inc.	360	14,375
Zoetis Inc.	26	2,248

Total Pharmaceuticals		66,195

TOTAL HEALTH CARE		416,160

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
INDUSTRIALS - 12.7%
Aerospace & Defense - 0.9%
Arconic Inc.	28	$607
Boeing Co.	24	8,551
BWX Technologies Inc.	8	526
General Dynamics Corp.	9	1,798
Harris Corp.	7	1,155
Hexcel Corp.	11	759
L3 Technologies Inc.	2	429
Lockheed Martin Corp.	10	3,261
Northrop Grumman Corp.	7	2,103
Raytheon Co.	12	2,376
Rockwell Collins Inc.	11	1,529
Spirit AeroSystems Holdings Inc., Class A	11	1,026
Textron Inc.	19	1,297
TransDigm Group Inc.	2	751
United Technologies Corp.	28	3,801

Total Aerospace & Defense		29,969

Air Freight & Logistics - 1.2%
CH Robinson Worldwide Inc.	25	2,306
Expeditors International of Washington Inc.	39	2,971
FedEx Corp.	55	13,523
Forward Air Corp.	7	447
Hub Group Inc. , Class A Shares	9	417	*
United Parcel Service Inc., Class B Shares	152	18,223
XPO Logistics Inc.	26	2,593	*

Total Air Freight & Logistics		40,480

Building Products - 1.1%
AAON, Inc.	20	755
Allegion PLC	25	2,038
American Woodmark Corp.	6	501	*
AO Smith Corp.	41	2,441
Apogee Enterprises Inc.	17	863
Armstrong World Industries Inc.	19	1,290	*
Builders FirstSource Inc.	47	843
Continental Building Products Inc.	15	478	*
CSW Industrials Inc.	9	488	*
Fortune Brands Home & Security Inc.	40	2,320
Gibraltar Industries Inc.	13	565	*
Griffon Corp.	25	448
JELD-WEN Holding Inc.	13	357	*

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Building Products - (continued)
Johnson Controls International PLC	242	$9,077
Lennox International Inc.	11	2,388
Masco Corp.	81	3,267
Masonite International Corp.	12	819	*
NCI Building Systems Inc.	22	351	*
Owens Corning	25	1,555
Patrick Industries Inc.	12	735	*
PGT Innovations Inc.	33	792	*
Quanex Building Products Corp.	23	407
Simpson Manufacturing Co. Inc.	17	1,240
Trex Co., Inc.	22	1,710	*
Universal Forest Products Inc.	27	995
USG Corp.	22	951

Total Building Products		37,674

Commercial Services & Supplies - 1.0%
ACCO Brands Corp.	40	512
Brady Corp., Class A Shares	11	421
Brink’s Co.	16	1,278
Cimpress NV	4	584	*
Cintas Corp.	15	3,067
Clean Harbors Inc.	11	626	*
Copart Inc.	42	2,410	*
Covanta Holding Corp.	53	954
Deluxe Corp.	17	1,002
Healthcare Services Group Inc.	26	1,047
Herman Miller Inc.	16	606
KAR Auction Services Inc.	21	1,248
Matthews International Corp., Class A Shares	10	526
McGrath RentCorp.	11	653
Mobile Mini Inc.	14	597
MSA Safety	6	605
Multi-Color Corp.	6	398
Pitney Bowes Inc.	68	594
Republic Services Inc.	30	2,174
Rollins Inc.	27	1,483
Stericycle Inc.	12	838	*
Tetra Tech Inc.	6	365
UniFirst Corp.	3	561
US Ecology Inc.	7	475
Viad Corp.	9	517
Waste Connections, Inc.	47	3,648
Waste Management Inc.	67	6,030

Total Commercial Services & Supplies		33,219

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Construction & Engineering - 1.3%
AECOM	132	$4,430	*
Aegion Corp.	38	942	*
Argan Inc.	20	768
Comfort Systems USA Inc.	35	1,944
Dycom Industries Inc.	22	1,962	*
EMCOR Group Inc.	46	3,540
Fluor Corp.	118	6,047
Granite Construction Inc.	40	2,158
Great Lakes Dredge & Dock Corp.	154	832	*
Jacobs Engineering Group Inc.	102	6,898
KBR Inc.	91	1,818
MasTec Inc.	48	2,234	*
MYR Group Inc.	17	627	*
NV5 Global Inc.	15	1,130	*
Primoris Services Corp.	27	729
Quanta Services Inc.	122	4,157	*
Tutor Perini Corp.	56	1,036	*
Valmont Industries Inc.	15	2,095
Wilscot Corp.	99	1,653	*

Total Construction & Engineering		45,000

Electrical Equipment - 0.9%
Acuity Brands Inc.	6	834
AMETEK Inc.	43	3,345
Eaton Corp. PLC	79	6,570
Emerson Electric Co.	117	8,457
EnerSys	8	657
Generac Holdings Inc.	17	914	*
Hubbell Inc.	10	1,233
NVENT Electric PLC	16	438	*
Regal Beloit Corp.	6	516
Rockwell Automation Inc.	24	4,502
Sensata Technologies Holding	36	1,957	*
Thermon Group Holdings, Inc.	18	451	*

Total Electrical Equipment		29,874

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Industrial Conglomerates - 1.8%
3M Co.	91	$19,321
General Electric Co.	1,361	18,551
Honeywell International Inc.	114	18,200
Roper Technologies Inc.	16	4,830

Total Industrial Conglomerates		60,902

Machinery - 0.9%
AGCO Corp.	6	378
Allison Transmission Holdings Inc.	12	564
Barnes Group	6	407
Caterpillar Inc.	32	4,602
Cummins Inc.	8	1,143
Deere & Co.	16	2,317
Donaldson Co. Inc.	10	477
Dover Corp.	13	1,079
ESCO Technologies Inc.	8	498
Flowserve Corp.	11	488
Fortive Corp.	15	1,231
Graco Inc.	15	692
IDEX Corp.	6	921
Illinois Tool Works Inc.	14	2,007
Ingersoll-Rand PLC	10	985
ITT Inc.	14	793
Lincoln Electric Holdings Inc.	5	470
Middleby Corp.	5	512	*
Nordson Corp.	5	671
Oshkosh Corp.	7	527
PACCAR Inc.	31	2,037
Parker-Hannifin Corp.	6	1,014
Pentair PLC	16	714
Snap-on Inc.	5	848
Standex International Corp.	4	415
Stanley Black & Decker Inc.	7	1,046
Toro Co.	8	482
Trinity Industries Inc.	11	419
WABCO Holdings Inc.	5	628	*
Wabtec	9	993
Woodward Inc.	6	499
Xylem Inc.	15	1,148

Total Machinery		31,005

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Professional Services - 1.0%
ASGN Inc.	15	$1,355	*
CBIZ	30	660	*
CoStar Group Inc.	9	3,743	*
Dun & Bradstreet Corp.	10	1,259
Equifax Inc.	25	3,137
Exponent Inc.	12	587
FTI Consulting	13	1,026	*
ICF International Inc.	8	589
IHS Markit Ltd.	103	5,462	*
Insperity Inc.	12	1,141
Kelly Services Inc., Class A Shares	19	462
Korn/Ferry International	20	1,320
Manpowergroup Inc.	18	1,679
Nielsen Holdings PLC	68	1,602
Resources Connection Inc.	33	525
Robert Half International Inc.	23	1,742
TransUnion	33	2,389
TriNet Group Inc.	18	969	*
TrueBlue Inc.	21	568	*
Verisk Analytics Inc.	36	3,982	*
WageWorks Inc.	11	581	*

Total Professional Services		34,778

Road & Rail - 1.3%
AMERCO	2	754
Avis Budget Group Inc.	18	627	*
CSX Corp.	130	9,189
Genesee & Wyoming Inc., Class A Shares	10	860	*
J.B. Hunt Transport Services Inc.	17	2,038
Kansas City Southern	18	2,093
Knight-Swift Transportation Holdings Inc.	26	846
Landstar System Inc.	7	778
Norfolk Southern Corp.	43	7,267
Old Dominion Freight Line Inc.	11	1,615
Ryder System Inc.	9	705
Union Pacific Corp.	119	17,837
Werner Enterprises Inc.	13	484

Total Road & Rail		45,093

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Trading Companies & Distributors - 1.3%
Air Lease Corp.	30	$1,319
Aircastle Ltd.	32	663
Applied Industrial Technologies Inc.	15	1,120
Beacon Roofing Supply Inc.	19	799	*
BMC Stock Holdings Inc.	55	1,210	*
Fastenal Co.	126	7,173
GATX Corp.	19	1,564
GMS Inc.	23	604	*
H&E Equipment Services Inc.	22	809
HD Supply Holdings	83	3,650	*
Herc Holdings Inc.	12	682	*
Kaman Corp.	14	927
MRC Global Inc.	52	1,178	*
MSC Industrial Direct Co. Inc., Class A Shares	24	2,031
NOW Inc.	48	718	*
Rush Enterprises Inc., Class A Shares	17	767	*
SiteOne Landscape Supply Inc.	14	1,248	*
Titan Machinery Inc.	34	515	*
Triton International Ltd.	35	1,232
United Rentals Inc.	37	5,506	*
Univar Inc.	37	1,017	*
Veritiv Corp.	16	613	*
Watso Inc.	10	1,725
WESCO International Inc.	26	1,586	*
WW Grainger Inc.	21	7,278

Total Trading Companies & Distributors		45,934

TOTAL INDUSTRIALS		433,928

INFORMATION TECHNOLOGY - 14.8%
Communications Equipment - 2.4%
Arista Networks Inc.	14	3,580	*
Arris International PLC	62	1,566	*
Ciena Corp.	21	533	*
Cisco Systems Inc.	1,227	51,890
CommScope Holding Co. Inc.	57	1,830	*
EchoStar Corp., Class A Shares	12	540	*
F5 Networks Inc.	17	2,913	*
Finisar Corp.	57	960	*
InterDigital Inc.	7	577
Juniper Networks Inc.	93	2,450
Lumentum Holdings Inc.	10	523	*
Motorola Solutions Inc.	42	5,095
NETGEAR Inc.	7	461	*
Netscout Systems Inc.	17	456	*

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Communications Equipment - (continued)
Palo Alto Networks Inc.	25	$4,957	*
Plantronics Inc.	13	893
Ubiquiti Networks Inc.	12	991	*
ViaSat Inc.	21	1,477	*
Viavi Solutions Inc.	54	546	*

Total Communications Equipment		82,238

Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp., Class A Shares	37	3,460
Anixter International Inc.	7	510	*
Arrow Electronics Inc.	13	986
Avnet Inc.	21	921
Badger Meter Inc.	10	521
Belden Inc.	6	388
Benchmark Electronics Inc.	14	339
CDW Corp.	22	1,850
Cognex Corp.	20	1,056
Coherent Inc.	4	632	*
Corning Inc.	100	3,318
Dolby Laboratories Inc., Class A Shares	9	580
Flex Ltd.	84	1,173	*
FLIR Systems Inc.	16	938
IPG Photonics Corp.	4	656	*
Itron Inc.	8	490	*
Jabil Inc.	20	563
Keysight Technologies Inc.	26	1,508	*
Knowles Corp.	30	521	*
Littelfuse	3	650
Methode Electronics Inc.	11	432
National Instruments Corp.	21	920
OSI Systems Inc.	5	399	*
Plexus Corp.	8	475	*
Rogers Corp.	5	583	*
Sanmina Corp.	14	407	*
TE Connectivity Ltd.	45	4,211
Tech Data Corp.	4	334	*
Trimble Inc.	37	1,306	*
VeriFone Systems Inc.	19	435	*
Vishay Intertechnology Inc.	25	625
Zebra Technologies Corp., Class A	6	827	*

Total Electronic Equipment, Instruments & Components		32,014

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Internet Software & Services - 2.0%
Akamai Technologies Inc.	12	$903	*
Alphabet Inc., Class A Shares	15	18,408	*
Alphabet Inc., Class C Shares	16	19,476	*
eBay Inc.	55	1,840	*
Facebook Inc., Class A Shares	121	20,882	*
GoDaddy Inc., Class A Shares	14	1,031	*
IAC/InterActiveCorp	7	1,031	*
j2 Global Inc.	6	509
LogMeIn Inc.	6	486
MercadoLibre Inc.	3	1,029
Twitter Inc.	38	1,211	*
VeriSign Inc.	6	871	*
Zillow Group Inc., Class C Shares	12	669	*

Total Internet Software & Services		68,346

IT Services - 2.3%
Accenture PLC, Class A Shares	41	6,532
Alliance Data Systems Corp.	2	450
Automatic Data Processing Inc.	31	4,185
Broadridge Financial Solutions Inc.	5	565
Cognizant Technology Solutions Corp., Class A Shares	42	3,423
DXC Technology Co.	23	1,949
EPAM Systems Inc.	8	1,042	*
Fidelity National Information Services Inc.	23	2,372
First Data Corp.	47	1,093	*
Fiserv Inc.	29	2,189	*
FleetCor Technologies Inc.	4	868	*
Gartner Inc.	5	677	*
Global Payments Inc.	5	563
International Business Machines Corp.	60	8,696
Jack Henry & Associates Inc.	4	539
Leidos Holdings Inc.	17	1,163
Mastercard Inc., Class A Shares	64	12,672
Paychex Inc.	23	1,587
PayPal Holdings Inc.	81	6,653	*
Sabre Corp.	18	443
Square Inc., Class A Shares	25	1,616	*
Total System Services Inc.	6	549
Visa Inc., Class A Shares	121	16,546
Western Union Co.	17	343
WEX	5	949	*
Worldpay, Inc., Class A Shares	22	1,808	*

Total IT Services		79,472

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 2.3%
Advanced Micro Devices Inc.	101	$1,851	*
Analog Devices Inc.	28	2,692
Applied Materials Inc.	79	3,842
Broadcom Inc.	30	6,653
Cypress Semiconductor Corp.	30	534
Entegris	29	1,019
Intel Corp.	337	16,210
KLA-Tencor Corp.	16	1,879
Lam Research Corp.	13	2,478
Marvell Technology Group Ltd.	50	1,066
Maxim Integrated Products Inc.	27	1,651
Microchip Technology Inc.	19	1,775
Micron Technology Inc.	87	4,593	*
NVIDIA Corp.	42	10,284
ON Semiconductor Corp.	47	1,036	*
Qorvo Inc.	6	491	*
QUALCOMM Inc.	110	7,050
Skyworks Solutions Inc.	14	1,324
Teradyne Inc.	26	1,124
Texas Instruments Inc.	71	7,904
Xilinx Inc.	25	1,802

Total Semiconductors & Semiconductor Equipment		77,258

Software - 2.5%
Activision Blizzard Inc.	40	2,937
Adobe Systems Inc.	26	6,362	*
ANSYS Inc.	4	675	*
Autodesk Inc.	15	1,927	*
Cadence Design Systems Inc.	14	617	*
CDK Global, Inc.	6	375
Citrix Systems Inc.	10	1,100	*
Dell Technologies, Inc. Class V	13	1,203	*
Electronic Arts Inc.	17	2,189	*
Fortinet Inc.	16	1,007	*
Intuit Inc.	14	2,859
Microsoft Corp.	369	39,143
Oracle Corp.	155	7,390

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Software - (continued)
PTC Inc.	11	$1,011	*
Red Hat Inc.	11	1,553	*
salesforce.com Inc.	38	5,212	*
ServiceNow Inc.	11	1,935	*
Splunk Inc.	7	673	*
SS&C Technologies Holdings Inc.	10	531
Symantec Corp.	64	1,294
Synopsys Inc.	6	537	*
Take-Two Interactive Software Inc.	9	1,017	*
Tyler Technologies	2	450	*
VMware Inc., Class A Shares	7	1,012	*
Workday Inc., Class A Shares	10	1,240	*

Total Software		84,249

Technology Hardware, Storage & Peripherals - 2.4%
Apple Inc.	382	72,691
Hewlett Packard Enterprise Co.	127	1,961
HP Inc.	133	3,070
NetApp Inc.	24	1,860
Seagate Technology PLC	30	1,579
Western Digital Corp.	24	1,683

Total Technology Hardware, Storage & Peripherals		82,844

TOTAL INFORMATION TECHNOLOGY		506,421

MATERIALS - 5.7%
Chemicals - 0.8%
Air Products & Chemicals Inc.	10	1,642
Albemarle Corp.	7	659
Axalta Coating Systems Ltd.	11	333	*
Cabot Corp.	7	463
Celanese Corp., Class A Shares	9	1,063
CF Industries Holdings Inc.	15	666
Chemours Co.	18	825
DowDuPont Inc.	107	7,358
Eastman Chemical Co.	9	933
Ecolab Inc.	11	1,548
FMC Corp.	9	809
HB Fuller	8	453
International Flavors & Fragrances Inc.	5	664
LyondellBasell Industries NV, Class A Shares	18	1,994
Minerals Technologies Inc.	5	378
Mosaic Co.	20	602

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Chemicals - (continued)
Newmarket Corp.	1	$409
Olin Corp.	16	472
PolyOne Corp.	10	448
PPG Industries Inc.	13	1,439
Praxair Inc.	14	2,345
RPM International Inc.	8	515
Scotts Miracle-Gro Co.	5	397
Sensient Technologies Corp.	5	347
Sherwin-Williams Co.	4	1,763

Total Chemicals		28,525

Containers & Packaging - 0.9%
AptarGroup Inc.	18	1,844
Avery Dennison Corp.	19	2,179
Ball Corp.	84	3,274
Bemis Co. Inc.	23	1,056
Berry Global Group Inc.	35	1,710	*
Crown Holdings Inc.	37	1,675	*
Graphic Packaging Holding Co.	79	1,148
Greif Inc., Class A Shares	10	545
International Paper Co.	95	5,104
Myers Industries Inc.	22	474
Owens-Illinois Inc.	36	672	*
Packaging Corp. of America	26	2,935
Sealed Air Corp.	42	1,851
Silgan Holdings Inc.	20	550
Sonoco Products Co.	29	1,619
WestRock Co.	59	3,421

Total Containers & Packaging		30,057

Metals & Mining - 4.0%
AK Steel Holding Corp.	397	1,838	*
Alcoa Corp.	196	8,481	*
Allegheny Technologies Inc.	142	3,948	*
Carpenter Technology Corp.	53	2,903
Century Aluminum Co.	41	525	*
Cleveland-Cliffs Inc.	318	3,431	*
Coeur Mining Inc.	251	1,757	*
Commercial Metals Co.	132	2,949
Compass Minerals International Inc.	37	2,510
Freeport-McMoRan Inc.	1,441	23,776
Haynes International Inc.	17	722

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Metals & Mining - (continued)
Hecla Mining Co.	519	$1,661
Kaiser Aluminum Corp.	19	2,121
Materion Corp.	34	2,132
McEwen Mining Inc.	229	513
Newmont Mining Corp.	548	20,101
Nucor Corp.	330	22,087
Reliance Steel & Aluminum Co., Class A Shares	76	6,855
Royal Gold Inc.	66	5,584
Schnitzer Steel Industries Inc.	21	692
Steel Dynamics Inc.	249	11,725
SunCoke Energy Inc.	46	525	*
TimkenSteel Corp.	45	625	*
United States Steel	189	6,885
Warrior Met Coal Inc.	26	673
Worthington Industries Inc.	52	2,435

Total Metals & Mining		137,454

TOTAL MATERIALS		196,036

REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities Inc.	5	637
American Campus Comunities Inc.	9	371
American Homes 4 Rent, Class A Shares	17	376
American Tower Corp.	33	4,892
Apartment Investment & Management Co., Class A Shares	12	512
Apple Hospitality REIT Inc.	43	774
Ashford Hospitality Trust Inc.	100	790
AvalonBay Communities Inc.	12	2,122
Boston Properties Inc.	13	1,632
Brandywine Realty Trust	23	379
Brixmor Property Group Inc.	31	548
Colony Capital Inc.	68	419
CoreCivic Inc.	21	538
CoreSite Realty Corp.	5	560
Cousins Properties Inc.	62	578
Crown Castle International Corp.	30	3,325
CubeSmart	15	455
CyrusOne Inc.	8	495
DCT Industrial Trust Inc.	20	1,337
DiamondRock Hospitality Co.	51	608
Digital Realty Trust Inc.	17	2,064

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
Douglas Emmett Inc.	11	$427
Duke Realty Corp.	30	874
EastGroup Properties Inc.	5	477
Equinix Inc.	6	2,636
Equity Residential	30	1,963
Essex Property Trust Inc.	6	1,443
Extra Space Storage Inc.	10	940
Federal Realty Investment Trust	7	878
First Industrial Realty Trust Inc.	13	423
Forest City Realty Trust Inc., Class A Shares	24	599
Front Yard Residential Corp.	66	638
Gaming and Leisure Properties Inc.	19	690
GEO Group Inc.	18	466
GGP Inc.	52	1,109
Global Net Lease Inc.	27	571
HCP Inc.	40	1,036
Healthcare Trust of America Inc., Class A Shares	43	1,175
Hospitality Properties Trust	48	1,357
Host Hotels & Resorts Inc.	69	1,445
Invitation Homes Inc.	54	1,248
Iron Mountain Inc.	18	632
Kilroy Realty Corp.	8	584
Kimco Realty Corp.	36	601
Lamar Advertising Co., Class A Shares	8	589
LaSalle Hotel Properties	20	693
Liberty Property Trust	13	557
Macerich Co.	12	709
Mid-America Apartment Communities Inc.	9	907
National Health Investors Inc.	5	374
National Retail Properties Inc.	11	491
New Senior Investment Group Inc.	48	340
Omega Healthcare Investors Inc.	16	475
Paramount Group Inc.	24	371
Park Hotels & Resorts Inc.	22	688
Pebblebrook Hotel Trust	11	424
PotlatchDeltic Corp.	10	467
Prologis Inc.	48	3,150
Public Storage	14	3,050
Ramco-Gershenson Properties Trust	47	618
Realty Income Corp.	21	1,171

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
Regency Centers Corp.	12	$764
Rexford Industrial Realty Inc.	18	552
RLJ Lodging Trust	22	497
SBA Communications Corp.	11	1,741	*
Senior Housing Properties Trust	21	375
Simon Property Group Inc.	24	4,229
SL Green Realty Corp.	8	825
Spirit Realty Capital Inc.	42	352
STAG Industrial Inc.	14	382
Summit Hotel Properties Inc.	25	354
Sun Communities Inc.	14	1,357
Sunstone Hotel Investors Inc.	24	390
Taubman Centers Inc.	13	807
Terreno Realty Corp.	21	775
UDR Inc.	23	885
Uniti Group Inc.	39	689	*
Ventas Inc.	29	1,635
VEREIT Inc.	174	1,328
Vornado Realty Trust	31	2,229
Welltower Inc.	32	2,003
Weyerhaeuser Co.	71	2,427
WP Carey Inc.	8	523
Xenia Hotels & Resorts Inc.	18	439

TOTAL REAL ESTATE		86,256

TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
AT&T Inc.	901	28,805
CenturyLink Inc.	119	2,234
Cogent Communications Holdings Inc.	11	571
ORBCOMM Inc.	40	382	*
Verizon Communications Inc.	575	29,693
Vonage Holdings Corp.	51	653	*
Zayo Group Holdings Inc.	18	668	*

TOTAL TELECOMMUNICATION SERVICES		63,006

UTILITIES - 6.8%
Building Products - 0.0%
Universal Display Corp.	6	578

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Electric Utilities - 2.6%
ALLETE Inc.	11	$853
Alliant Energy Corp.	37	1,590
American Electric Power Co. Inc.	91	6,474
Duke Energy Corp.	132	10,774
Edison International	65	4,331
El Paso Electric Co.	10	623
Entergy Corp.	31	2,520
Evergy Inc.	49	2,748
Eversource Energy	66	4,008
Exelon Corp.	175	7,437
FirstEnergy Corp.	94	3,330
Hawaiian Electric Industries Inc.	26	914
IDACORP Inc.	12	1,131
MGE Energy Inc.	9	576
NextEra Energy Inc.	87	14,576
OGE Energy Corp.	31	1,123
Otter Tail Corp.	13	629
PG&E Corp.	102	4,394
Pinnacle West Capital Corp.	23	1,850
PNM Resources Inc.	20	787
Portland General Electric Co.	21	953
PPL Corp.	138	3,970
Southern Co.	193	9,380
Xcel Energy Inc.	93	4,358

Total Electric Utilities		89,329

Gas Utilities - 1.6%
Atmos Energy Corp.	124	11,392
Chesapeake Utilities Corp.	21	1,761
National Fuel Gas	93	4,994
New Jersey Resources Corp.	105	4,856
Northwest Natural Gas Co.	34	2,215
ONE Gas Inc.	64	4,931
South Jersey Industries	95	3,223
Southwest Gas Holdings Inc.	57	4,457
Spire Inc.	54	3,866
UGI Corp.	210	11,160

Total Gas Utilities		52,855

See Notes to Schedule of Investments.

LEGG MASON US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY		SHARES	VALUE
Multi-Utilities - 2.6%
Ameren Corp.		86	$5,337
Avista Corp.		23	1,163
Black Hills Corp.		19	1,140
CenterPoint Energy Inc.		141	4,016
CMS Energy Corp.		101	4,882
Consolidated Edison Inc.		117	9,235
Dominion Energy Inc.		245	17,569
DTE Energy Co.		70	7,598
MDU Resources Group Inc.		68	1,972
NiSource Inc.		106	2,775
NorthWestern Corp.		17	1,009
Public Service Enterprise Group Inc.		181	9,332
SCANA Corp.		60	2,400
Sempra Energy		92	10,634
Unitil Corp.		13	662
Vectren		30	2,144
WEC Energy Group Inc.		125	8,296

Total Multi-Utilities			90,164

TOTAL UTILITIES			232,926

TOTAL COMMON STOCKS (Cost - $2,740,038)			3,390,775

INVESTMENTS IN UNDERLYING FUNDS - 0.3%
Schwab US Broad Market ETF (Cost - $9,338)		150	10,232

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,749,376)			3,401,007

	RATE
SHORT-TERM INVESTMENTS - 0.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	1.741%	96	96
Invesco Treasury Portfolio, Institutional Class	1.790%	16,348	16,348

TOTAL MONEY MARKET FUNDS (Cost - $16,444)			16,444

TOTAL SHORT-TERM INVESTMENTS (Cost - $16,444)			16,444

TOTAL INVESTMENTS - 99.9% (Cost - $2,765,820)			3,417,451
Other Assets in Excess of Liabilities - 0.1%			2,724

TOTAL NET ASSETS - 100.0%			$3,420,175

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Value is less than $1.

Abbreviations used in this schedule:

ETF	— Exchange-Traded Fund
REIT	— Real Estate Investment Trust

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason US Diversified Core ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on The NASDAQ Stock Market LLC. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS DBI US Diversified Index (the “Underlying Index”). The Underlying Index seeks to provide exposure to equities of U.S. companies and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to

Notes to Schedule of Investments (unaudited) (continued)

December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Notes to Schedule of Investments (unaudited) (continued)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Common Stocks:
Financials	$336,155	$487	$—		$336,642
Healthcare	416,160	—	0	*	416,160
Other Common Stocks	2,637,973	—	—		2,637,973
Investments in Underlying Funds	10,232	—	—		10,232

Total Long-Term Investments	3,400,520	487	0	*	3,401,007

Short-Term Investments†	16,444	—	—		16,444

Total Investments	$3,416,964	$487	$0	*	$3,417,451

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At July 31, 2018, securities valued at $487 were transferred from Level 1 to Level 2 within the fair value hierarchy because of the unavailability of a quoted price in an active market for an identical investment.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Investment Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 24, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 24, 2018